Organization - Purchase Agreement (Details) - Purchase Agreement - Lincoln Park - Common Stock - Subsequent Event - USD ($)	Nov. 03, 2017	Nov. 06, 2017
Purchase Agreement
Counterparty's maximum obligation to purchase the Company's stock	$ 15,000,000
Obligation period	30 months
Stock issued as commitment fee (in shares)	23,584
Number of shares under registration statement		248,750